Warrants Liability - Schedule of Warrants Liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Warrants Liability [Line Items]
Balance at beginning of year	$ 45,907,114
Exercise of warrants (note 21)			(21,120,000)
Gain/(loss) on fair value of warrants	(6,148,162)		20,559,781
Balance at end of year	39,758,952		45,907,114
Unlisted Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants			1,259,650
Unlisted Warrants One [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants			9,876,533
Unlisted Warrants Two [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants			27,200,000
Unlisted Warrants Three [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants			7,212,000
Listed Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of listed warrants (note 29) – Replacement warrants			$ 919,150